Claims Financing Obligations and Notes Payable - Hazel Working Capital Credit Facility and Hazel Purchase Money Loan - Additional Information (Detail) - USD ($) $ in Thousands					6 Months Ended	12 Months Ended
	Aug. 02, 2024	Jan. 25, 2024	Dec. 22, 2023	Mar. 29, 2023	Jun. 30, 2024	Dec. 31, 2023	Jul. 07, 2023
Working Capital Credit Agreement [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Maximum borrowing capacity				$ 48,000
Working Capital Credit Agreement [Member] | Hazel Partners Holdings LLC Letter Agreement [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line Of Credit Facility With Original Issue Discount, Description					extended the period to draw up to $23.3 million (with a 40% original issue discount) for working capital, accessible in eight tranches of $1.75 million, that can be drawn at least one month apart, until September 2025
Hazel Transactions [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Purchase money loan				$ 250,000
Credit facility, agreement date				Mar. 29, 2023
Purchase Money Loan accrues interest				20.00%
Hazel Transactions [Member] | Purchase Money Loan [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Debt instrument maturity date				Mar. 31, 2026
Amended and Restated Credit Agreement [Member] | Hazel Transactions [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Credit facility, agreement date					Mar. 29, 2023	Mar. 29, 2023
Credit Agreement [Member] | Hazel Transactions [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Maximum borrowing capacity				$ 80,000
Debt instrument original issue discount				40.00%
Credit Agreement [Member] | Hazel Transactions [Member] | Term Loan A [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Maximum borrowing capacity				$ 30,000
Proceeds from credit facility					$ 20,500	$ 20,500
Credit Agreement [Member] | Hazel Transactions [Member] | Term Loan B [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Maximum borrowing capacity				$ 18,000	27,500		$ 27,500
Proceeds from credit facility					$ 4,500	$ 9,000
Working Capital Credit Facility [Member] | Hazel Transactions [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Interest period, plus an applicable margin				10.00%
Debt instrument maturity date				Mar. 31, 2026
Second Amended and Restated First Lien Credit Agreement [Member] | Term Loan B [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Payment of certain costs and fees			$ 100
Subsequent Event [Member] | Working Capital Credit Agreement [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Maximum borrowing capacity	$ 14,000
Debt instrument original issue discount	40.00%
Line of credit borrowing amount accessible for each tranche	$ 1,750
Subsequent Event [Member] | Working Capital Credit Agreement [Member] | Hazel Partners Holdings LLC Letter Agreement [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Maximum borrowing capacity	23,300
Proceeds from credit facility	3,500
Line of credit facility, maximum remaining borrowing capacity	10,500
Line Of Credit Facility Maximum Borrowing Capacity With Original Issue Discount	$ 23,300
Debt instrument original issue discount	40.00%
Line of credit borrowing amount accessible for each tranche	$ 1,750
Line Of Credit Facility Funded For Acquiring Additional Claims With Originial Issue Discount	3,300
Subsequent Event [Member] | Credit Agreement [Member] | Hazel Transactions [Member] | Term Loan B [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Proceeds from credit facility		$ 4,500
Line of credit facility, Current borrowing capacity		14,000
Maximum [Member] | Hazel Transactions [Member] | Purchase Money Loan [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Debt instrument extended maturity year				1 year
Maximum [Member] | Second Amended and Restated First Lien Credit Agreement [Member] | Term Loan B [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Additional collateral, a pledge of proceeds from certain Claims		14,000
Maximum [Member] | Subsequent Event [Member] | Working Capital Credit Agreement [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Maximum borrowing capacity	$ 23,300
Maximum [Member] | Subsequent Event [Member] | Second Amended and Restated First Lien Credit Agreement [Member] | Term Loan B [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Additional collateral, a pledge of proceeds from certain Claims		$ 14,000